Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables
Schedule of trade and other receivables, net

	2025	2024
Current
Concessions (1)	4,391	4,392
Fuel Price Stabilization Fund (2)	3,029	7,623
Customers
Foreign	3,632	4,737
Domestic	2,705	2,606
Related parties (Note 31)	140	167
Accounts receivable from employees	136	126
Industrial services	27	81
Other	1,424	1,038
	15,484	20,770
Allowance for expected losses (3)	(604)	(344)
	14,880	20,426

Non-current
Concessions (1)	30,903	28,270
Accounts receivable from Sao Paulo State (4)	2,237	2,194
Accounts receivable from employees	815	710
Related parties (Note 31)	531	347
Customers
Domestic	229	138
Foreign	64	86
Other (4)	939	996
	35,718	32,741
Allowance for expected losses (3) (4)	(588)	(605)
	35,130	32,136
(1)	It corresponds to accounts receivable for concessions to provide public energy transport services and public road transport services, mainly in Brazil (see Note 7.1) and Chile.
(2)	It corresponds to the outstanding balance owed to the Fuel Price Stabilization Fund (FEPC), which was created by the National Government to mitigate fluctuations in international prices of oil and its derivatives, such as gasoline and diesel. Its main objective is to prevent drastic increases in international prices from being passed directly on to the end consumer. The amount is the estimate established in accordance with Resolution 180522 of March 29, 2010, and other regulations that modify and supplement it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure for recognizing the subsidy for refiners and importers of regular gasoline and diesel, and the methodology for calculating the net position (the difference between the parity price and the regulated price, which can be positive or negative).

The movement of the account receivable from the Fuel Price Stabilization Fund is as follows:

	2025	2024
Opening balance	7,623	20,505
Settlements for the year (Note 25)	2,921	7,525
Mobilizations and others	142	107
Collections (2.1)	(7,657)	(20,514)
Closing balance	3,029	7,623

(2.1) For the year ended December 31, 2025, the Ministry of Finance and Public Credit made payments to the Ecopetrol Group for $7,658 corresponding to the balances accrued in 2024 as follows: Ecopetrol S.A. for $5,997 and Refinería de Cartagena S.A.S. for $1,661.

(3)	It corresponds to the recognition of the expected losses associated with customers portfolio. During 2025, an allowance for expected losses on the portfolio of AIR-E S.A.S. E.S.P., an ISA customer, was recognized for $314, in accordance with the expected credit loss model. ISA has implemented and will continue implementing legal actions aimed at recovering this account receivable, including the account generated before and after the intervention by the Superintendency of Residential Public Services.
(4)	It corresponds to accounts receivable of ISA Energía Brasil S.A. from the Government of Brazil for employee benefits governed by Law 4819 of 1958. The gross value of these receivables is $2,237 (2024: $2,194), and the allowance for expected losses is $352 (2024: $368), for a net book value of $1,885 (2024: $1,826). Management monitors developments related to the legal aspects of this matter and continuously assesses the potential impact on its consolidated financial statements. ISA Energía Brasil S.A. will continue to make the monthly payments to employees as required by law. Furthermore, it will continue the process of collecting these amounts from the Government of the State of São Paulo and assessing their recoverability.

Schedule of account receivable from the fuel price stabilization fund

	2025	2024
Opening balance	7,623	20,505
Settlements for the year (Note 25)	2,921	7,525
Mobilizations and others	142	107
Collections (2.1)	(7,657)	(20,514)
Closing balance	3,029	7,623

(2.1) For the year ended December 31, 2025, the Ministry of Finance and Public Credit made payments to the Ecopetrol Group for $7,658 corresponding to the balances accrued in 2024 as follows: Ecopetrol S.A. for $5,997 and Refinería de Cartagena S.A.S. for $1,661.

Schedule of changes in the allowance for doubtful accounts

	2025	2024	2023
Opening balance	948	814	906
Additions (1)	335	132	58
Currency translation	(81)	10	(111)
Accounts receivable write–off and uses	(10)	(8)	(39)
Closing balance	1,192	948	814
(1)	For 2025, the movement includes the recognition of a provision for expected losses for the accounts receivables from AIR-E S.A.S. E.S.P.

Schedule of movements of ISA ENERGA's contractual asset in Brazil, associated with the RBSE	Related to the Regulatory adjustment on remuneration, on June 10, 2025, at the ANEEL (Agência Nacional de Energia Elétrica by its name in Portuguese) Board of Directors meeting, the administrative discussion concluded regarding the request submitted in 2021 by trade associations and market participants in Brazil to reconsider the calculations presented for the payment of the financial component (ke) of the RBSE (Rede Básica do Sistema Existente in Portuguese) to all energy transmission companies that renewed their concessions in 2012.